Goldman Sachs Strategic Growth Fund Average Annual Total Returns - Institutional [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.56%	15.31%	18.11%
Russell 1000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	13.58%	14.58%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		17.92%	12.75%	16.42%
Performance Inception Date	Apr. 30, 1998